Inventories, net (Tables)	12 Months Ended
Dec. 31, 2015
Inventories, net
Inventories, net

	December 31,
($ in millions)	2015	2014
Raw materials	1,793	2,105
Work in process	1,574	1,761
Finished goods	1,442	1,572
Advances to suppliers	188	253

	4,997	5,691
Advance payments consumed	(240)	(315)

Total	4,757	5,376